Investment Objectives and Goals - Global X Funds - Global X AI Semiconductor & Quantum ETF	Sep. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global X AI Semiconductor & Quantum ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X AI Semiconductor & Quantum ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X AI Semiconductor & Quantum Index (the "Underlying Index").